Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
June 30, 2023
F30-NPRT1-0823
1.818370.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $50,511,424)	50,700,000	50,530,451

Domestic Equity Funds - 32.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	35,241,465	365,453,993
Fidelity Series Blue Chip Growth Fund (c)	72,717,483	1,015,136,067
Fidelity Series Commodity Strategy Fund (c)	2,393,768	231,716,695
Fidelity Series Growth Company Fund (c)	103,622,402	1,892,145,056
Fidelity Series Intrinsic Opportunities Fund (c)	30,291,805	372,892,114
Fidelity Series Large Cap Stock Fund (c)	93,336,111	1,764,052,498
Fidelity Series Large Cap Value Index Fund (c)	38,114,058	551,510,420
Fidelity Series Opportunistic Insights Fund (c)	65,485,538	1,124,386,694
Fidelity Series Small Cap Core Fund (c)	309,601	3,179,605
Fidelity Series Small Cap Discovery Fund (c)	14,721,445	159,433,253
Fidelity Series Small Cap Opportunities Fund (c)	41,352,418	532,619,148
Fidelity Series Stock Selector Large Cap Value Fund (c)	97,839,142	1,230,816,404
Fidelity Series Value Discovery Fund (c)	74,289,971	1,100,977,371
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,775,030,441)		10,344,319,318

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	45,637,639	650,792,732
Fidelity Series Emerging Markets Fund (c)	55,348,594	459,946,817
Fidelity Series Emerging Markets Opportunities Fund (c)	171,341,729	2,904,242,310
Fidelity Series International Growth Fund (c)	104,829,427	1,722,347,480
Fidelity Series International Small Cap Fund (c)	28,182,635	457,404,173
Fidelity Series International Value Fund (c)	155,646,574	1,721,451,108
Fidelity Series Overseas Fund (c)	137,403,941	1,723,045,420
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,987,252,373)		9,639,230,040

Bond Funds - 36.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	171,076,970	1,351,508,063
Fidelity Series Emerging Markets Debt Fund (c)	21,820,398	161,470,942
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,851,798	55,006,904
Fidelity Series Floating Rate High Income Fund (c)	3,431,199	30,743,542
Fidelity Series High Income Fund (c)	19,907,912	163,045,798
Fidelity Series International Credit Fund (c)	1,924,627	14,838,871
Fidelity Series International Developed Markets Bond Index Fund (c)	141,884,428	1,217,368,390
Fidelity Series Investment Grade Bond Fund (c)	701,262,818	6,977,565,036
Fidelity Series Long-Term Treasury Bond Index Fund (c)	281,709,126	1,695,888,939
Fidelity Series Real Estate Income Fund (c)	4,669,967	44,738,280
TOTAL BOND FUNDS (Cost $13,584,533,322)		11,712,174,765

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	40,219,409	40,227,453
Fidelity Series Government Money Market Fund 5.17% (c)(e)	369,139,008	369,139,008
Fidelity Series Short-Term Credit Fund (c)	50,224	482,650
TOTAL SHORT-TERM FUNDS (Cost $409,845,918)		409,849,111

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,807,173,478)	32,156,103,685
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,840,135)
NET ASSETS - 100.0%	32,150,263,550

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,395	Sep 2023	717,938,672	(12,291,951)	(12,291,951)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	7,290	Sep 2023	780,713,438	(11,750,586)	(11,750,586)

TOTAL PURCHASED					(24,042,537)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,065	Sep 2023	238,999,313	(5,331,148)	(5,331,148)
ICE MSCI EAFE Index Contracts (United States)	1,592	Sep 2023	171,577,800	(1,273,314)	(1,273,314)
ICE MSCI Emerging Markets Index Contracts (United States)	5,785	Sep 2023	288,642,575	2,770,574	2,770,574

TOTAL SOLD					(3,833,888)

TOTAL FUTURES CONTRACTS					(27,876,425)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,607,037.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	55,936,484	219,737,695	235,446,726	709,190	-	-	40,227,453	0.1%
Total	55,936,484	219,737,695	235,446,726	709,190	-	-	40,227,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,278,030,930	127,850,270	26,770,451	192,561	(976,720)	(26,625,966)	1,351,508,063
Fidelity Series All-Sector Equity Fund	364,361,816	969,479	34,332,072	-	(2,846,799)	37,301,569	365,453,993
Fidelity Series Blue Chip Growth Fund	1,003,499,572	6,326,952	152,827,299	-	12,446,906	145,689,936	1,015,136,067
Fidelity Series Canada Fund	644,411,360	17,489,580	36,067,571	-	4,857,646	20,101,717	650,792,732
Fidelity Series Commodity Strategy Fund	220,229,861	21,789,382	4,847,322	-	(1,933,060)	(3,522,166)	231,716,695
Fidelity Series Emerging Markets Debt Fund	161,310,183	3,028,729	3,931,724	2,428,515	(224,481)	1,288,235	161,470,942
Fidelity Series Emerging Markets Debt Local Currency Fund	54,777,484	144,955	1,510,265	-	(145,646)	1,740,376	55,006,904
Fidelity Series Emerging Markets Fund	417,108,713	35,763,586	2,108,360	-	288,539	8,894,339	459,946,817
Fidelity Series Emerging Markets Opportunities Fund	2,899,915,943	-	78,596,376	-	(15,585,852)	98,508,595	2,904,242,310
Fidelity Series Floating Rate High Income Fund	30,433,120	768,322	763,779	682,264	(5,094)	310,973	30,743,542
Fidelity Series Government Money Market Fund 5.17%	322,923,734	90,097,997	43,882,723	4,072,266	-	-	369,139,008
Fidelity Series Growth Company Fund	1,872,115,085	4,989,585	255,224,488	-	(42,192,999)	312,457,873	1,892,145,056
Fidelity Series High Income Fund	162,456,505	4,119,583	3,723,720	2,443,130	(93,227)	286,657	163,045,798
Fidelity Series International Credit Fund	14,929,258	113,216	68,381	113,217	(88)	(135,134)	14,838,871
Fidelity Series International Developed Markets Bond Index Fund	1,221,277,452	41,127,012	29,514,543	17,153,006	(1,081,785)	(14,439,746)	1,217,368,390
Fidelity Series International Growth Fund	1,702,752,619	13,536,026	61,893,610	-	3,530,429	64,422,016	1,722,347,480
Fidelity Series International Small Cap Fund	465,630,480	1,266,324	15,786,537	-	(2,790,607)	9,084,513	457,404,173
Fidelity Series International Value Fund	1,697,518,654	33,887,680	81,161,555	-	4,747,360	66,458,969	1,721,451,108
Fidelity Series Intrinsic Opportunities Fund	370,452,388	10,015,134	23,344,362	-	1,753,057	14,015,897	372,892,114
Fidelity Series Investment Grade Bond Fund	6,869,916,480	343,663,624	139,273,340	67,574,921	427,713	(97,169,441)	6,977,565,036
Fidelity Series Large Cap Stock Fund	1,757,994,022	4,688,668	119,884,562	-	12,954,001	108,300,369	1,764,052,498
Fidelity Series Large Cap Value Index Fund	550,846,719	10,586,496	32,685,181	-	1,467,935	21,294,451	551,510,420
Fidelity Series Long-Term Treasury Bond Index Fund	1,702,815,861	79,429,852	33,974,259	12,586,125	(1,751,489)	(50,631,026)	1,695,888,939
Fidelity Series Opportunistic Insights Fund	1,115,735,973	2,980,293	102,828,686	-	(8,877,444)	117,376,558	1,124,386,694
Fidelity Series Overseas Fund	1,701,106,647	9,823,928	63,795,049	-	7,336,886	68,573,008	1,723,045,420
Fidelity Series Real Estate Income Fund	54,817,496	984,237	11,460,294	835,594	(575,857)	972,698	44,738,280
Fidelity Series Short-Term Credit Fund	450,464	36,509	2,215	3,256	48	(2,156)	482,650
Fidelity Series Small Cap Core Fund	-	3,117,014	81,616	1,865	(1,248)	145,455	3,179,605
Fidelity Series Small Cap Discovery Fund	160,438,407	5,443,872	13,038,934	355,132	597,598	5,992,310	159,433,253
Fidelity Series Small Cap Opportunities Fund	539,282,723	6,427,473	40,917,934	-	3,118,405	24,708,481	532,619,148
Fidelity Series Stock Selector Large Cap Value Fund	1,227,525,438	18,087,694	69,906,766	-	3,299,351	51,810,687	1,230,816,404
Fidelity Series Value Discovery Fund	1,095,318,166	24,559,703	51,434,343	-	1,047,326	31,486,519	1,100,977,371
	31,680,383,553	923,113,175	1,535,638,317	108,441,852	(21,209,196)	1,018,696,566	32,065,345,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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